Offsetting of financial liabilities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 146,700	SFr 232,800
Offsetting	(137,100)	(218,800)
of which counterparty netting	(113,800)	(184,700)
of which cash collateral netting	(23,300)	(34,100)
Total net derivatives subject to enforceable master netting agreements	9,600	14,000
Total derivatives not subject to enforceable master netting agreements	5,200	6,400
Total net derivatives presented in the consolidated balance sheets	14,800	20,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	49,400	51,300
Securities sold under repurchase agreements, offsetting	(31,500)	(29,000)
Securities sold under repurchase agreements, net	17,900	22,300
Securities lending transactions, gross	7,100	8,300
Securities lending transactions, offsetting	(2,300)	(2,400)
Securities lending transactions, net	4,800	5,900
Obligation to return securities received as collateral, at fair value, gross	37,000	31,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	37,000	31,900
Total subject to enforceable master netting agreements, gross	93,500	91,500
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total subject to enforceable master netting agreements, net	59,700	60,100
Total not subject to enforceable master netting agreements	4,900	5,500
Total, gross	98,400	97,000
Total, net	64,600	65,600
of which reported at fair value	15,262	19,634
Amounts not offset in the consolidated balance sheets
Derivatives, net	9,600	14,000
Derivatives, financial instruments	2,100	3,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	7,500	10,700
Securities sold under repurchase agreements, net	17,900	22,300
Securities sold under repurchase agreements, financial instruments	17,900	22,300
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	4,800	5,900
Securities lending transactions, financial instruments	4,400	5,700
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400	200
Obligation to return securities received as collateral, at fair value, net	37,000	31,900
Obligation to return securities received as collateral, financial instruments	32,700	30,400
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	4,300	1,500
Total financial liabilities subject to enforceable master netting agreements, net	69,300	74,100
Total financial liabilities subject to enforceable master netting agreements, financial instruments	57,100	61,700
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	12,200	12,400
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	14,700	20,400
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	0
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total, gross	60,300	64,400
Total, net	26,500	33,000
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	38,100	32,600
Total, net	38,100	32,600
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,800	9,800
Offsetting	(5,400)	(7,800)
Total net derivatives subject to enforceable master netting agreements	400	2,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	400	2,000
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	130,900	209,700
Offsetting	(122,100)	(199,100)
Total net derivatives subject to enforceable master netting agreements	8,800	10,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,800	10,600
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,000	13,300
Offsetting	(9,600)	(11,900)
Total net derivatives subject to enforceable master netting agreements	400	1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	400	1,400
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	81,000	129,300
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,800	7,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	79,000	121,700
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,800	69,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,600	69,200
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,500	24,500
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	11,700	11,500
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	13,000
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,500	8,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,800	2,300
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700	6,200
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900	1,200
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900	1,100
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Bank
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	147,000	233,000
Offsetting	(137,400)	(219,000)
of which counterparty netting	(113,800)	(184,700)
of which cash collateral netting	(23,600)	(34,300)
Total net derivatives subject to enforceable master netting agreements	9,600	14,000
Total derivatives not subject to enforceable master netting agreements	5,200	6,400
Total net derivatives presented in the consolidated balance sheets	14,800	20,400
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	49,400	51,600
Securities sold under repurchase agreements, offsetting	(31,500)	(29,000)
Securities sold under repurchase agreements, net	17,900	22,600
Securities lending transactions, gross	7,100	8,300
Securities lending transactions, offsetting	(2,300)	(2,400)
Securities lending transactions, net	4,800	5,900
Obligation to return securities received as collateral, at fair value, gross	37,000	31,900
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	37,000	31,900
Total subject to enforceable master netting agreements, gross	93,500	91,800
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total subject to enforceable master netting agreements, net	59,700	60,400
Total not subject to enforceable master netting agreements	4,900	5,400
Total, gross	98,400	97,200
Total, net	64,600	65,800
of which reported at fair value	15,262	19,634
Amounts not offset in the consolidated balance sheets
Derivatives, net	9,600	14,000
Derivatives, financial instruments	2,100	3,300
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	7,500	10,700
Securities sold under repurchase agreements, net	17,900	22,600
Securities sold under repurchase agreements, financial instruments	17,900	22,600
Securities sold under repurchase agreements, cash collateral received/pledged	0	0
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	4,800	5,900
Securities lending transactions, financial instruments	4,400	5,700
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	400	200
Obligation to return securities received as collateral, at fair value, net	37,000	31,900
Obligation to return securities received as collateral, financial instruments	32,700	30,400
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	4,300	1,500
Total financial liabilities subject to enforceable master netting agreements, net	69,300	74,400
Total financial liabilities subject to enforceable master netting agreements, financial instruments	57,100	62,000
Total financial liabilities subject to enforceable master netting agreements, cash collateral received/pledged	0	0
Total financial liabilities subject to enforceable master netting agreements, net exposure	12,200	12,400
Bank | Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	14,700	20,400
Bank | Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	0
Bank | Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	(33,800)	(31,400)
Total, gross	60,300	64,700
Total, net	26,500	33,300
Bank | Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total subject to enforceable master netting agreements, offsetting	0	0
Total, gross	38,100	32,500
Total, net	38,100	32,500
Bank | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	5,800	9,800
Offsetting	(5,400)	(7,800)
Total net derivatives subject to enforceable master netting agreements	400	2,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	400	2,000
Bank | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	131,200	209,900
Offsetting	(122,400)	(199,300)
Total net derivatives subject to enforceable master netting agreements	8,800	10,600
Amounts not offset in the consolidated balance sheets
Derivatives, net	8,800	10,600
Bank | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	10,000	13,300
Offsetting	(9,600)	(11,900)
Total net derivatives subject to enforceable master netting agreements	400	1,400
Amounts not offset in the consolidated balance sheets
Derivatives, net	400	1,400
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	81,000	129,300
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1,800	7,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	79,000	121,700
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,800	69,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	200	0
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34,600	69,200
Bank | Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0	100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	21,800	24,700
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	12,000	11,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	9,800	13,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8,500	8,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3,800	2,300
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	4,700	6,200
Bank | Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900	1,200
Bank | Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	900	1,100
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	SFr 0	SFr 100